Other Related Party Transactions - Creator Fund (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 21, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue from related parties		$ 142,833	$ 169,783	$ 179,651
Deferred revenue		$ 41,520	74,645
Affiliated Entity | Creator Fund
Related Party Transaction [Line Items]
Reimbursement income	$ 80,000
Deposit liabilities			0	40,000	$ 20,000
Revenue from related parties			$ 0	38,400
Deferred revenue				$ 21,600